UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2006
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA May 11, 2006

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total:   $107103

List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1774    47254 SH       SOLE                                      47254
APPLIED MATLS INC COM          COM              038222105      295    16825 SH       SOLE                                      16825
BEST BUY INC COM               COM              086516101     3626    64827 SH       SOLE                     5000             59827
CBS CORP COM                   COM              124857202     1111    46331 SH       SOLE                     9057             37274
CENDANT CORP COM               COM              151313103     7418   427576 SH       SOLE                    92800            334776
CHEVRONTEXACO CORP COM         COM              166764100      203     3504 SH       SOLE                                       3504
CISCO SYS INC COM              COM              17275R102      235    10843 SH       SOLE                                      10843
CITIGROUP INC COM              COM              172967101     5438   115148 SH       SOLE                    23389             91759
CONTINUCARE CORP COM           COM              212172100      270   100000 SH       SOLE                   100000
COUNTRYWIDE FINANCIAL COM      COM              222372104     4718   128551 SH       SOLE                    20000            108551
CP POKPHAND LTD SPONSORED ADR  COM              125918102       47    30465 SH       SOLE                                      30465
DOW CHEM CO COM                COM              260543103     2539    62538 SH       SOLE                                      62538
DU PONT E I DE NEMOURS COM     COM              263534109      225     5334 SH       SOLE                                       5334
ERICSSON L M TEL CO ADR REG    COM              294821608     1976    52376 SH       SOLE                      440             51936
EXXON MOBIL CORP COM           COM              30231G102      253     4152 SH       SOLE                                       4152
FREESCALE SEMICONDUCTR CL B    COM              35687M206      488    17564 SH       SOLE                      585             16979
GENERAL ELEC CO COM            COM              369604103      490    14080 SH       SOLE                                      14080
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        4    15000 SH       SOLE                    15000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     3530    67491 SH       SOLE                     1000             66491
HALLWOOD GROUP INC COM NEW     COM              406364406     2692    18595 SH       SOLE                    18500                95
HARRAHS ENTMT INC COM          COM              413619107     8272   106110 SH       SOLE                    18077             88033
INDYMAC MORTGAGE HOLDINGS, INC COM              456607100      212     5190 SH       SOLE                                       5190
JUNIPER NETWORKS INC COM       COM              48203R104     2831   148075 SH       SOLE                    20000            128075
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     3103    92204 SH       SOLE                                      92204
LSI LOGIC CORP COM             COM              502161102     3827   331037 SH       SOLE                    32000            299037
LYNCH CORP COM                 COM              551137102      124    15500 SH       SOLE                    15500
MERRILL LYNCH & CO INC COM     COM              590188108     6146    78031 SH       SOLE                    10000             68031
MICROSOFT CORP COM             COM              594918104      265     9722 SH       SOLE                                       9722
MORGAN J P & CO INC COM        COM              46625H100     5251   126111 SH       SOLE                    20200            105911
MOTOROLA INC COM               COM              620076109     5350   233529 SH       SOLE                    25300            208229
NORTEL NETWORKS CORP COM       COM              656568102     1848   605850 SH       SOLE                   101000            504850
NOVARTIS A G SPONSORED ADR     COM              66987v109     4021    72520 SH       SOLE                                      72520
OPENWAVE SYS INC COM           COM              683718308     2821   130714 SH       SOLE                                     130714
PIONEER DRILLING CO COM        COM              723655106     3436   209100 SH       SOLE                    47500            161600
QWEST COMMUNICATIONS           COM              749121109     4617   678987 SH       SOLE                   154000            524987
REGIONS FINANCIAL CORP COM     COM              7591EP100      714    20289 SH       SOLE                                      20289
SARA LEE CORP COM              COM              803111103      185    10350 SH       SOLE                                      10350
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      571    15728 SH       SOLE                                      15728
TEVA PHARMACEUTCL INDS ADR     COM              881624209     2396    58194 SH       SOLE                                      58194
TEXAS INSTRS INC COM           COM              882508104     4438   136683 SH       SOLE                    28250            108433
TIME WARNER INC COM            COM              887317105     4084   243252 SH       SOLE                    62400            180852
VIACOM INC CL B                COM              92553P201     2047    52756 SH       SOLE                     9057             43699
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W100     3193   152770 SH       SOLE                    20000            132770
GENERAL MTRS ACCEP CORP        CORP             370425RX0        9    10000 PRN      SOLE                                      10000
HILTON HOTELS CORP             CORP             432848AR0       10    10000 PRN      SOLE                                      10000